SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Sales taxes receivable	$ 35	$ 23
Other current assets (prepaid expenses and amounts receivable)	67	36
Total	$ 102	$ 59